Document and Entity Information	May 28, 2026
Prospectus Line Items
Document Type	497
Document Period End Date	May 28, 2026
Entity Central Index Key	0000035315
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Investment Company Type	N-1A